Financial Liability (Tables)	6 Months Ended
Jun. 30, 2026
Financial Liability [Abstract]
Schedule of Financial Liability
	June 30, 2026	December 31, 2025
	$	$
	Unaudited

Warrants at fair value	5,042,658	9,079,707

Schedule of Assumptions were Based on Observable Market Conditions

The following assumptions were based on observable market conditions that existed at December 31, 2025 and June 30, 2026:

Assumption	At December 31, 2025		At June 30, 2026
Fair value hierarchy	Level 1	Level 1	Level 1	Level 1
Exercise price	$5.0	$5.16	$5.0	$5.16
Warrant price	$3.220	$3.220	$2.000	$2.000
Fair value per warrant	$3.220	$3.220	$2.000	$2.000

Schedule of Changes in Warrants Issued

A summary of changes in August 2022 Warrants and January 2024 Warrants issued by the Company during the periods ended June 30, 2025 and 2026, is as follows:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Balance as of December 31, 2024	$2,345,084	$2,795,837	-	$5,140,921

Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,259,897)	(1,257,251)	-	(2,517,148)
Warrant liability as of June 30, 2025	$1,085,187	$1,538,586	-	$2,623,773

Balance as of December 31, 2025	$9,079,707	-	-	$9,079,707

Transfer upon exercise	(1,228,465)	-	-	(1,228,465)
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(2,808,584)	-	-	(2,808,584)
Warrant liability as of June 30, 2026	$5,042,658	-	-	$5,042,658